Financial risk and capital management	12 Months Ended
Dec. 31, 2023
Financial risk and capital management [Abstract]
Financial risk and capital management
4 Financial risk and capital management
General information and financial risks
Equinor's business activities naturally expose Equinor to financial risks such as market risk (including commodity price risk, currency
risk, interest rate risk and equity price risk), liquidity risk and credit risk. Equinor’s approach to risk management includes assessing
and managing risk in activities using a holistic risk approach, by considering relevant correlations at portfolio level between the most
important market risks and the natural hedges inherent in Equinor’s portfolio. This approach allows Equinor to reduce the number of
risk management transactions and avoid sub-optimisation.
The corporate risk committee, which is an advisory body in Enterprise Risk Management,

is responsible for Equinor’s Enterprise Risk
Management and for proposing appropriate measures to adjust risk at the corporate level. This includes assessing Equinor’s financial
risk policies.
Market risk
Equinor operates in the worldwide crude oil, refined products, natural gas, and electricity markets and is exposed to market risks
including fluctuations in hydrocarbon prices, foreign currency rates, interest rates, and electricity prices that can affect the revenues
and costs of operating, investing, and financing. These risks are managed primarily on a short-term basis with a focus on achieving
the highest risk-adjusted returns for Equinor within the given mandate. Long-term exposures are managed at the corporate level,
while short-term exposures are managed according to trading strategies and mandates. Mandates in the trading organisations within
crude oil, refined products, natural gas,

and electricity are relatively restricted compared to the total market risk of Equinor.

Commodity price risk
Equinor’s most important long-term commodity risk (crude oil and natural gas)

is related to future market prices as Equinor´s risk
policy is to be exposed to both upside and downside price movements. In the longer term, also power price risk is to a large extent
expected to contribute to Equinor’s commodity price risk portfolio. To manage short-term commodity risk, Equinor enters into commodity-based derivative contracts, including futures, options, over-the-counter (OTC) forward contracts, market swaps and
contracts for differences related to crude oil, petroleum products, natural gas, power and emissions. Equinor’s bilateral gas sales
portfolio is exposed to various price indices with a combination of gas price markers.
The term of crude oil and refined oil products derivatives are usually less than one year, and they are traded mainly on the Inter-
Continental Exchange (ICE), the CME group, the OTC Brent market, and crude and refined products swap markets.

The term of
natural gas, power, and emission derivatives is usually three years or less, and they are mainly OTC physical forwards and options,
NASDAQ OMX Oslo forwards, and futures traded on the European Energy Exchange (EEX), NYMEX and ICE.
The table below contains the commodity price risk sensitivities of Equinor's commodity-based derivative contracts. Equinor's assets
and liabilities resulting from commodity-based derivative contracts consist of both exchange traded and non-exchange traded instruments, including embedded derivatives that have been bifurcated and recognised at fair value in the Consolidated balance
sheet.
Price risk sensitivities at the end of 2023 and 2022 at 30 % are assumed to represent a reasonably possible change based on the duration of the derivatives. Since none of the derivative financial instruments included in the table below are part of hedging
relationships, any changes in the fair value would be recognised in the Consolidated statement of income.

Commodity price sensitivity At 31 December
2023 2022
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 442 (442) 666 (666)
Natural gas, electricity and CO2 net gains/(losses) 86 (52) (3) 140

Currency risk
Equinor’s cash flows from operating activities deriving predominantly from oil and gas sales, operating expenses and capital
expenditures are mainly in USD, but taxes, dividends to shareholders on the Oslo Børs and a share of our operating expenses and
capital expenditures are in NOK. Accordingly, Equinor’s currency management is primarily linked to mitigate currency risk related to payments in NOK. This means that Equinor regularly purchases NOK, primarily spot,

but also on a forward basis using conventional
derivative instruments.
The following currency risk sensitivity for financial instruments has been calculated, by assuming

a
11 % reasonable possible change
in the most relevant foreign currency exchange rates that impact Equinor’s financial accounts, based on balances at 31 December
2023. As of 31 December 2022, a change of 12
% in the most relevant foreign currency exchange rates was viewed as a reasonable
possible change. With reference to the table below, a negative figure represents a negative equity impact / loss, while a positive figure represents a positive equity impact / gain.

Currency risk sensitivity At 31 December 2023
(in USD million) NOK EUR GBP
Impact from an 11% strengthening of given currency vs USD on:
Shareholders equity through OCI 1,519 406 903
Shareholders equity through P&L (413) (418) (92)
Impact from an 11% weakening of given currency vs USD on:
Shareholders equity through OCI (1,519) (406) (903)
Shareholders equity through P&L 413 418 92
Currency risk sensitivity At 31 December 2022
(in USD million) NOK EUR GBP
Impact from a 12% strengthening of given currency vs

USD on:
Shareholders equity through OCI 3,552 837 750
Shareholders equity through P&L (889) (259) (389)
Impact from a 12% weakening of given currency

vs USD on:
Shareholders equity through OCI (3,552) (837) (750)
Shareholders equity through P&L 889 259 389

Interest rate risk
Bonds are normally issued at fixed rates in a variety of currencies (among others USD, EUR and GBP) and some of these bonds are
converted to floating USD bonds by using interest rate and currency swaps. Equinor manages its interest rates exposure on its bond
portfolio based on risk and reward considerations from an enterprise risk management perspective. This means that the fixed/floating
mix on interest rate exposure may vary from time to time. For more detailed information about Equinor’s long-term debt portfolio see
note 21 Finance debt.
The following interest rate risk sensitivity has been calculated by assuming a change of 1.3 percentage points as a reasonable
possible change in interest rates at the end of 2023. In 2022, a change of 1.2 percentage points in interest rates was viewed as a
reasonable possible change. A decrease in interest rates will have an estimated positive impact on net financial items in the
Consolidated statement of income, while an increase in interest rates will have an estimated negative impact on net financial items in
the Consolidated statement of income.

Interest risk sensitivity At 31 December
2023
2022

(in USD million)

- 1.3 percentage
points
+ 1.3 percentage
points

- 1.2 percentage
points
+ 1.2 percentage
points
Positive/(negative) impact on net financial items 336 (333) 369 (366)

Equity price risk
Equinor’s captive insurance company holds listed equity securities as part of its portfolio.

In addition, Equinor holds some other listed
and non-listed equities mainly for long-term strategic purposes. By holding these assets, Equinor is exposed to equity price risk,
defined as the risk of declining equity prices, which can result in a decline in the carrying value of certain Equinor’s assets recognised
in the balance sheet. The equity price risk in the portfolio held by Equinor’s captive insurance company is managed, with the aim of
maintaining a moderate risk profile, through geographical diversification and the use of broad benchmark indexes.
The following equity price risk sensitivity has been calculated, by assuming a 35 % reasonable possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2023. At 31 December

2022, a change of
35 % in equity
prices was equally viewed as a reasonable possible change. The estimated gains and the estimated losses following from a change in
equity prices would impact the Consolidated statement of income.

Equity price sensitivity At 31 December
2023
2022
(in USD million) - 35% + 35% - 35% + 35%
Net gains/(losses) (552) 552 (450) 450
Liquidity risk
Liquidity risk is the risk that Equinor will not be able to meet obligations of financial liabilities when they become due. The purpose of
liquidity management is to ensure that Equinor always has sufficient funds available to cover its financial obligations.
The main cash outflows include the quarterly dividend payments and Norwegian petroleum tax payments made six times per year.
Trading in collateralised commodities and financial contracts also exposes Equinor to liquidity risk related to potential collateral calls from counterparties.

If the cash flow forecasts indicate that the liquid assets will fall below target levels,

new long-term funding will be considered. Equinor
raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes.

The policy is to have a maturity profile
with repayments not exceeding 5
% of capital employed in any year for the nearest five years. Equinor’s non-current financial liabilities
have a weighted average maturity of approximately nine years. For more information about Equinor’s non-current financial liabilities,
see note 21 Finance debt.
Short-term funding needs will normally be covered by the USD 5.0 billion US Commercial paper programme (CP) which is backed by a revolving credit facility of USD 6.0

billion, supported by
19

core banks,
maturing in 2026 . The facility supports secure access to
funding, supported by the best available short-term rating. As at 31 December 2023 the facility has not been drawn upon.
The table below shows a maturity profile, based on undiscounted contractual cash flows, for Equinor’s financial liabilities.

At 31 December
2023 2022
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 20,209 1,369 857 20,172 1,325 1,065
Year 2 and 3 6,035 1,434 636 6,292 1,421 752
Year 4 and 5

5,601 496 404 5,785 504 486
Year 6 to 10 6,846 405 1,016 8,749 465 1,202
After 10 years 10,751 72 340 11,204 120 706
Total specified 49,442 3,776 3,253 52,202 3,835 4,211
Credit risk
Credit risk is the risk that Equinor’s customers or counterparties will cause Equinor financial loss by failing to honour their obligations.
Credit risk arises from credit exposures with customer accounts receivables as well as from financial investments,

derivative financial
instruments and deposits with financial institutions. Equinor uses risk mitigation tools to reduce or control credit risk both on a
counterparty and portfolio level. The main tools include bank and parental guarantees, prepayments,

and cash collateral.
Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties where Equinor has material credit exposure to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business information. All counterparties are re-assessed regularly.
Equinor has

pre-defined limits

for the

absolute credit

risk level

allowed at

any given

time on

Equinor’s portfolio

as well

as maximum
credit

exposures

for

individual counterparties.

Equinor

monitors

the

portfolio

on

a

regular

basis

and

individual,

material

exposures
against limits on a daily basis. Equinor’s total

credit exposure is geographically diversified among

a number of counterparties within the
oil and energy sector, as well as larger oil and gas consumers and financial counterparties. The majority of Equinor’s

credit exposure is
with investment- grade counterparties.
The following table contains the carrying amount of Equinor’s financial receivables and derivative financial instruments split by
Equinor’s assessment of the counterparty's credit risk. Trade and other receivables include 1 % overdue receivables of more than 30 days. A provision has been recognised for expected credit losses of trade and other receivables using the expected credit loss model.
Only non-exchange traded instruments are included in derivative financial instruments.

(in USD million)
Non-current financial
receivables
Trade and other
receivables
Non-current
derivative financial
instruments
Current derivative
financial instruments
At 31 December 2023
Investment grade, rated A or above 193 5,857 305 565
Other investment grade 8 5,132 7 565
Non-investment grade or not rated 140 5,204 247 248
Total financial assets 341 16,193 559 1,378
At 31 December 2022
Investment grade, rated A or above 1,633 6,125 390 1,715
Other investment grade 12 8,725 41 1,393
Non-investment grade or not rated 14 6,761 259 931
Total financial assets 1,659 21,611 690 4,039
For more information about Trade and other receivables, see note 18 Trade and other receivables.
The table below presents the amounts offset under the terms of various offsetting agreements for financial assets and liabilities. These agreements are mainly entered into to manage the credit risks associated with over-the-counter commodity trading as well as regular commodity purchases and sales and enable Equinor and their counterparties to set off financial liabilities against financial assets in the ordinary course of business as well as in case of default. In addition, exchange-traded commodity derivatives are offset towards collateral receipts/payments as a result of day-to-day cash settlements based on change in fair value of open derivative positions. Amounts not qualifying for offsetting consists of collateral receipts or payments which usually is settled on a gross basis. Normally these amounts will offset in a potential default situation. There exist no restrictions on collaterals received.

(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2023
Financial assets
Trade receivables 17,139 3,133 14,006 0 14,006
Collateral receivables 8,713 6,526 2,186 2,186 0
Derivative financial instruments 12,767 10,829 1,937 677 1,260
Total financial assets 38,619 20,488 18,129 2,863 15,266
Financial liabilities
Trade payables 14,184 3,133 11,051 0 11,051
Collateral liabilities 7,791 7,333 458 458 0
Derivative financial instruments 13,437 10,023 3,414 2,405 1,009
Total financial liabilities 35,412 20,488 14,923 2,863 12,060
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2022
Financial assets
Trade receivables 25,607 7,464 18,143 0 18,143
Collateral receivables 16,923 13,455 3,468 3,468 0
Derivative financial instruments 28,535 23,806 4,730 1,708 3,022
0
Total financial assets 71,065 44,725 26,341 5,176 21,164
Financial liabilities
Trade payables 19,913 7,464 12,449 0 12,449
Collateral liabilities 13,936 12,365 1,571 1,571 0
Derivative financial instruments 31,377 24,895 6,482 3,605 2,877
Total financial liabilities 65,226 44,725 20,502 5,176 15,326
Capital management
The main objectives of Equinor's capital management policy are to maintain a strong overall financial position and to ensure sufficient
financial flexibility. Equinor’s primary focus is on maintaining its credit rating in the A category on a stand alone basis (excluding uplifts for Norwegian Government ownership). Equinor’s current long-term ratings are AA- with a stable outlook (including one notch uplift)
and Aa2 with a stable outlook (including two notch uplift) from S&P and Moody’s, respectively. In order to monitor financial robustness, a key ratio utilised by Equinor is the non-GAAP metric of “Net interest-bearing debt adjusted

(ND2) to Capital employed adjusted
(CE2)”.

At 31 December
(in USD million) 2023 2022
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
(5,040) (6,750)
Net interest-bearing debt adjusted (ND2) (8,610) (10,417)

Capital employed adjusted, including lease liabilities

(CE1)
43,460 47,239
Capital employed adjusted (CE2) 39,890 43,571
Net debt to capital employed adjusted, including

lease liabilities (ND1/CE1)
(11.6%) (14.3%)
Net debt to capital employed adjusted (ND2/CE2) (21.6%) (23.9%)
ND1 is defined as Equinor's interest-bearing financial liabilities less cash and cash equivalents and current financial investments,
adjusted for collateral deposits and balances held by Equinor's captive insurance company (amounting to USD 2,030 million and USD
6,538

million for 2023 and 2022, respectively). CE1 is defined as Equinor's total equity (including non-controlling interests) and ND1.
ND2 is defined as ND1 adjusted for lease liabilities (amounting to USD 3,570 million and USD
3,668

million for 2023 and 2022,
respectively). CE2 is defined as Equinor's total equity (including non-controlling interests) and ND2.